STOCKHOLDERS' EQUITY - Common stock (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 Vote $ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 $ / shares shares
STOCKHOLDERS' EQUITY
Common stock, shares authorized	5,120,000		5,120,000	5,120,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	1,322,500		1,322,500	1,316,616
Common stock, shares outstanding	1,322,500		1,322,500	1,316,616
Common Stock
STOCKHOLDERS' EQUITY
Common stock, shares authorized	5,120,000		5,120,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Number of votes | Vote	1		1
Common stock, shares issued	1,322,500		1,322,500	1,316,616
Common stock, shares outstanding	1,322,500		1,322,500	1,316,616
Issuance of preferred stock, net of offering costs (in shares)	0	0